UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
October 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported) February 9, 2021

Commission File Number of securitizer:  025-02386

Central Index Key Number of securitizer:  0001657718

Ygrene Energy Fund, Inc.
 (Exact name of securitizer as specified in its charter)
Greg Saunders
(707) 755-2104

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Ygrene Energy Fund, Inc. (the “Securitizer”) hereby makes its quarterly filing to disclose repurchase activity during the period of the fourth calendar quarter of 2020, ending December 31, 2020.

One (1) property-assessed clean energy asset securitized and held by GoodGreen 2017-2 (the “2017-2 PACE Asset”) was the subject of a repurchase under the 2017-2 Representations and Warranties Agreement, dated as of November 14, 2017 (the “2017-2 Representations and Warranties Agreement”), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2017-2 LLC, as depositor, GoodGreen 2017-2, as issuer (the “2017-2 Issuer”), and U.S. Bank National Association (“U.S. Bank”), as ABS note trustee, pursuant to the 2017-2 Indenture, dated as of November 14, 2017 (the “2017-2 Indenture”), by and among the 2017-2 Issuer, U.S. Bank, as ABS note trustee, bank and paying agent, and the Securitizer, as U.S. administrator.

One (1) property-assessed clean energy asset securitized and held by GoodGreen 2018-1 (the “2018-1 PACE Asset”) was the subject of a repurchase under the 2018-1 Representations and Warranties Agreement, dated as of April 27, 2018 (the “2018-1 Representations and Warranties Agreement”), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2018-1 LLC, as depositor, GoodGreen 2018-1, as issuer (the “2018-1 Issuer”), and U.S. Bank National Association (“U.S. Bank”), as ABS note trustee, pursuant to the 2018-1 Indenture, dated as of April 27, 2018 (the “2018-1 Indenture”), by and among the 2018-1 Issuer, U.S. Bank, as ABS note trustee, bank and paying agent, and the Securitizer, as U.S. administrator.

One (1) property-assessed clean energy asset securitized and held by GoodGreen 2019-1 (the “2019-1 PACE Asset”) was the subject of a repurchase under the 2019-1 Representations and Warranties Agreement, dated as of January 25, 2019 (the “2019-1 Representations and Warranties Agreement”), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2019-1 LLC, as depositor, GoodGreen 2019-1, as issuer (the “2019-1 Issuer”), and U.S. Bank, as ABS note trustee, pursuant to the 2019-1 Indenture, dated as of January 25, 2019 (the “2019-1 Indenture”), by and among the 2019-1 Issuer, U.S. Bank, as ABS note trustee, bank and paying agent, and the Securitizer, as U.S. administrator.

The Securitizer repurchased the 2017-2 PACE Asset, the 2018-1 PACE Asset and the 2019-1 PACE Asset in December 2020.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1
Table of all assets securitized by the Securitizer that were the subject of a repurchase request with respect to the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

YGRENE ENERGY FUND, INC.
(Securitizer)

By:	/s/ Greg Saunders
Name: Greg Saunders
Title: Treasurer & CFO
(Senior Officer in Charge of Securitization)

Date:  February 9, 2021